MARKETABLE SECURITIES (Details) - CAD ($)	3 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Shares/Warrants held	13,275,002
Cost	$ 1,652,856
Fair value	409,817
Fair value increase/decrease	(1,243,039)
Fair value increase/decrease	$ 98,524	$ (68,163)
Carlyle Commodities Corp. Shares
Statement [Line Items]
Shares/Warrants held	5,500,000
Cost	$ 907,500
Fair value	220,000
Fair value increase/decrease	$ (687,500)
Carlyle Commodities Corp. Warrants
Statement [Line Items]
Shares/Warrants held	5,500,000
Cost	$ 727,000
Fair value	172,000
Fair value increase/decrease	$ (555,000)
Other
Statement [Line Items]
Shares/Warrants held	2,275,002
Cost	$ 18,356
Fair value	17,817
Fair value increase/decrease	$ (539)